Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 355,000	$ 1,124,000	$ 6,000
Prepaid expenses	50,000	50,000
Total current assets	405,000	1,174,000	6,000
Deferred offering costs			232,000
Cash and investments held in trust account	306,566,000	307,338,000
Total assets	306,971,000	308,512,000	238,000
Current liabilities:
Note payable to Sponsor			90,000
Accounts payable	6,000	46,000	27,000
Accrued liabilities	4,834,000	2,119,000	99,000
Deferred compensation	220,000	116,000
Total current liabilities	5,060,000	2,281,000	216,000
Other liabilities:
Deferred underwriting compensation	10,179,000	10,179,000
Total liabilities	15,239,000	12,460,000	216,000
Commitments and contingencies
Common stock subject to possible redemption; 28,389,295 and 28,817,019 shares at September 30, 2020 and December 31, 2019, respectively, (at value of approximately $10.10 per share)	286,732,000	291,052,000
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 authorized shares; none issued or outstanding at September 30, 2020 and December 31, 2019
Additional paid-in-capital	5,985,000	3,842,000	24,000
(Accumulated deficit) Retained earnings	(986,000)	1,157,000	(3,000)
Total stockholders' equity	5,000,000	5,000,000	22,000
Total liabilities and stockholders' equity	306,971,000	308,512,000	238,000
Class A Common Stock
Stockholders' equity:
Common stock value
Total stockholders' equity
Class B Common Stock
Stockholders' equity:
Common stock value	1,000	1,000	$ 1,000
Total stockholders' equity	$ 1,000	$ 1,000